SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative Liability Balance as of December 31, 2018	$ 5,303,984	$ 7,717,150	$ 10,114,452
Additional derivative liability on new notes		447,903	4,507,380
Change in fair value of derivative liability		(2,861,069)	(6,196,026)
Liability extinguished	$ (5,303,984)		(708,656)
Derivative Liability Balance as of December 31, 2019		$ 5,303,984	$ 7,717,150